Research And Development, Net	12 Months Ended
Dec. 31, 2024
Research and Development Expense [Abstract]
Research And Development, Net	RESEARCH AND DEVELOPMENT, NET

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Total expenses	$544,140	$502,654	$501,777
Less - grants and participation	(77,738)	(78,234)	(66,127)
	$466,402	$424,420	$435,650